Segment Disclosures Disclosure of entity's operating segments (Details) - segment	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of major customers [line items]
Number of segments	8
Customer 1
Disclosure of major customers [line items]
Percentage of entity's revenue	11.00%	1900.00%